Risk/Return Detail Data - StrategicAdvisersFidelityCoreIncomeFund-PRO	Jul. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Rutland Square Trust II
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Strategic Advisers® Fidelity® Core Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Strategic Advisers® Fidelity® Core Income Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including Exchange Traded Funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 207 % of the average value of its portfolio.
Portfolio Turnover, Rate	207.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Investing up to 30% of assets in high yield debt securities (also referred to as junk bonds) and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing in domestic and foreign issuers. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, forward contracts, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure (including through hedging) and/or to create and adjust the fund's investment exposure. Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below). Allocating assets among affiliated fixed-income funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated ETFs (collectively, underlying funds), and sub-advisers. Using the Bloomberg U.S. Aggregate Bond Index as a guide in allocating assets among underlying funds and sub-advisers. Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities. Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement .
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Oct. 16, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	(0.09%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	7.08%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(5.51%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | Strategic Advisers Fidelity Core Income Fund
Risk/Return:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.12%
Total annual operating expenses	0.42%	[2]
Fee waiver and/or expense reimbursement	0.25%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.17%	[2]
1 year	$ 17
3 years	74
5 years	175
10 years	$ 471
2019	9.38%
2020	10.01%
2021	(0.07%)
2022	(13.09%)
2023	6.48%
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | Return Before Taxes | Strategic Advisers Fidelity Core Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.48%
Past 5 years	2.16%
Since Inception	2.28%	[3]
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions | Strategic Advisers Fidelity Core Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	4.82%
Past 5 years	0.61%
Since Inception	0.75%	[3]
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | After Taxes on Distributions and Sales | Strategic Advisers Fidelity Core Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.80%
Past 5 years	1.06%
Since Inception	1.16%	[3]
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.49%

[1]
A Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2026 , and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	A From October 16, 2018 .